MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Schedule of mineral properties, plant and equipment

	Mineral	Construction	Plant		Exploration and
	properties	in progress	and equipment	ROU assets	evaluation assets	Total
Year ended December 31, 2019
Cost
Balance - January 1, 2019	$812,627	$9,183	$555,168	$12,779	$252,007	$1,641,764
Additions	—	33,777	2,128	6,496	11,076	53,477
Transfer from construction in progress to plant and equipment	—	(15,430)	15,430	—	—	—
Transfer from construction in progress to mineral properties	2,127	(2,127)	—	—	—	—
Transfer from inventory to plant and equipment	—	—	1,056	—	—	1,056
Transfer from construction in progress to ROU assets	—	(25)	—	25	—	—
Recoveries from BCMETC	(6,065)	—	—	—	(505)	(6,570)
Disposals	—	—	(535)	—	—	(535)
Balance - December 31, 2019	$808,689	$25,378	$573,247	$19,300	$262,578	$1,689,192

Accumulated depreciation and depletion
Balance - January 1, 2019	50,990	—	55,922	42	—	106,954
Depreciation and depletion	41,880	—	34,955	5,375	—	82,210
Disposals	—	—	(484)	—	—	(484)
Balance - December 31, 2019	$92,870	$—	$90,393	$5,417	$—	$188,680
Net book value - December 31, 2019	$715,819	$25,378	$482,854	$13,883	$262,578	$1,500,512

	Mineral	Construction	Plant and	ROU	Exploration and
	properties	in progress	equipment	assets	evaluation assets	Total

Cost
Balance - December 31, 2019	$808,689	$25,378	$573,247	$19,300	$262,578	$1,689,192
Additions	—	41,952	5,066	677	10,153	57,848
Transfer from construction in progress to plant and equipment	—	(22,772)	22,772	—	—	—
Transfer from construction in progress to mineral properties	3,651	(3,651)	—	—	—	—
Transfer from inventory to plant and equipment	—	—	232	—	—	232
Transfer from construction in progress to ROU assets	—	(39)	—	39	—	—
Disposals	—	—	(26)	—	(232,149)	(232,175)
Recoveries from BCMETC	—	—	—	—	(2,198)	(2,198)
Lease modifications	—	—	—	(482)	—	(482)
Balance - December 31, 2020	$812,340	$40,868	$601,291	$19,534	$38,384	$1,512,417

Accumulated depreciation and depletion
Balance - December 31, 2019	$92,870	$—	$90,393	$5,417	$—	$188,680
Depreciation and depletion	61,478	—	49,268	5,398	—	116,144
Disposals	—	—	(9)	—	—	(9)
Lease modifications	—	—	—	(27)	—	(27)
Balance - December 31, 2020	$154,348	$—	$139,652	$10,788	$—	$304,788
Net book value - December 31, 2020	$657,992	$40,868	$461,639	$8,746	$38,384	$1,207,629

Schedule of components of company's ROU assets

	ROU asset	ROU asset	ROU asset
	Mobile equipment	Buildings	Other	Total
Cost
Balance - January 1, 2019	$10,213	$2,509	$57	$12,779
Additions	2,136	3,115	1,245	6,496
Transfer from construction in progress to ROU assets	25	—	—	25
Balance - December 31, 2019	$12,374	$5,624	$1,302	$19,300

Accumulated depreciation and depletion
Balance - January 1, 2019	$42	$—	$—	$42
Depreciation and depletion	4,247	1,032	96	5,375
Balance - December 31, 2019	$4,289	$1,032	$96	$5,417
Net book value - December 31, 2019	$8,085	$4,592	$1,206	$13,883

Cost
Balance - December 31, 2019	$12,374	$5,624	$1,302	$19,300
Additions	399	65	213	677
Transfer from construction in progress to ROU assets	39	—	—	39
Lease modifications	(425)	—	(57)	(482)
Balance - December 31, 2020	$12,387	$5,689	$1,458	$19,534

Accumulated depreciation and depletion
Balance - December 31, 2019	$4,289	$1,032	$96	$5,417
Depreciation and depletion	4,108	1,151	139	5,398
Lease modifications	—	—	(27)	(27)
Balance - December 31, 2020	$8,397	$2,183	$208	$10,788
Net book value - December 31, 2020	$3,990	$3,506	$1,250	$8,746